SCHEDULE OF OPERATING SEGMENTS (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 6,003,903	$ 5,940,409
Property and equipment	289,462	297,043
Intangible assets	509,916	593,901
Investments	230,342	291,066
Right of use assets	406,426	$ 468,106
CA Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	2,166,564
Property and equipment	289,462
Intangible assets	197,184
Investments	230,342
Notes receivable	342,630
Right of use assets	406,426
TOTAL ASSETS	3,632,608
US Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	3,837,339
Property and equipment
Intangible assets	312,732
Investments
Notes receivable	1,192,728
Right of use assets
TOTAL ASSETS	$ 5,342,799